Related-party transactions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	$ 217,067	$ 187,191
Liabilities	138,092	117,355
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets	17,965	14,309
Liabilities	3,924	3,449
Current Assets Or Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets	2,684	2,603
Liabilities	1,676	2,119
Non Current Assets Or Non Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets	15,281	11,706
Liabilities	2,248	1,330
Petros [Member]
IfrsStatementLineItems [Line Items]
Assets	64	56
Liabilities	305	301
Government bonds [member]
IfrsStatementLineItems [Line Items]
Assets	1,819	1,689
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	15,526	11,811
Liabilities	2,119	1,567
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	278	602
Brazilian Federal Government [Member]
IfrsStatementLineItems [Line Items]
Liabilities	1,378	1,422
P P S A [Member]
IfrsStatementLineItems [Line Items]
Liabilities	28	57
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Assets	138	58
Liabilities	80	71
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets	95	72
Liabilities	10	21
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	140	93
Liabilities	14	31
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Assets	45	21
Liabilities	4	10
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	17,761	14,160
Liabilities	$ 3,605	$ 3,117